Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets ,net [member]
Disclosure of detailed information about intangible assets Table [Abstract]
Schedule of intangible assets, net
						Assets under construction
	Computer software	Right-of-use Platform	Customer base	Technical know-how	Security Surveillance system	Cash Management Systems	Intelligent Cloud Platform	Total
Cost
At December 31, 2020	$995,045	$-	$-	$-	$-	$-	$-	$995,045
Additions	13,235	-	-	-	-	-	-	13,235
Exchange differences	(100,976)	-	-	-	-	-	-	(100,976)
At December 31, 2021	$907,304	$-	$-	$-	$-	$-	$-	$907,304
Acquisitions through business combinations	-	729,934	1,116,730	514,968	1,356,666	-	-	3,718,298
Additions	12,740	-	-	-	37,687	194,495	3,000,000	3,244,922
Exchange differences	(32,299)	(56,905)	(74,620)	(15,624)	(33,455)			(212,903)
At December 31, 2022	$887,745	$673,029	$1,042,110	$499,344	$1,360,898	$194,495	$3,000,000	$7,657,621

Accumulated amortization
At December 31, 2020	$771,637	$-	$-	$-	$-	$-	$-	$771,637
Amortization charged for the year	51,383	-	-	-	-	-	-	51,383
Exchange differences	(80,032)	-	-	-	-	-	-	(80,032)
As December 31, 2021	$742,988	$-	$-	$-	$-	$-	$-	$742,988
Acquisitions through business combinations	-	-	-	-	526,859	-	-	526,859
Amortization charged for the year	50,036	50,894	408,463	28,128	105,156	-	-	642,677
Exchange differences	(25,856)	(417)	(2,595)	277	(19,455)	-	-	(48,046)
As December 31, 2022	$767,168	$50,477	$405,868	$28,405	$612,560	$-	$-	$1,864,478

Net book value
At December 31, 2021	$164,316	$-	$-	$-	$-	$-	$-	$164,316
At December 31, 2022	$120,577	$622,552	$636,242	$470,939	$748,338	$194,495	$3,000,000	$5,793,143